Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 CLP ($)
Disclosure Of Cash And Cash Equivalents [Line Items]
Balance as of 01-01-2017	$ 843,740,084
Financing Cash Flows	31,680,253
Financing Cash Flows	(38,995,800)
Financing Cash Flows	(49,980,257)
Financing Cash Flows	(57,295,804)
Non-Cash Changes	(25,059,561)
Non-Cash Changes	(58,074,681)
Non-Cash Changes	49,902,511
Non-Cash Changes	(4,501,598)
Balance as of 12-31-2017	748,710,951
Bank Loans [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Balance as of 01-01-2017	4,172
Financing Cash Flows	(4,156)
Financing Cash Flows	(169)
Financing Cash Flows	(4,325)
Non-Cash Changes	262
Balance as of 12-31-2017	109
Unsecured Obligations [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Balance as of 01-01-2017	802,306,161
Financing Cash Flows	(5,530,327)
Financing Cash Flows	(43,514,578)
Financing Cash Flows	(49,044,905)
Non-Cash Changes	(33,226,098)
Non-Cash Changes	43,544,427
Balance as of 12-31-2017	763,579,585
Finance Leases [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Balance as of 01-01-2017	17,749,647
Financing Cash Flows	(1,781,064)
Financing Cash Flows	(811,172)
Financing Cash Flows	(2,592,236)
Non-Cash Changes	(1,359,668)
Non-Cash Changes	811,171
Balance as of 12-31-2017	14,608,914
Financial Derivatives for Hedging [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Balance as of 01-01-2017	23,640,893
Financing Cash Flows	(3,543,399)
Financing Cash Flows	(3,543,399)
Non-Cash Changes	(25,059,561)
Non-Cash Changes	(23,488,915)
Non-Cash Changes	3,473,938
Non-Cash Changes	(4,501,598)
Balance as of 12-31-2017	(29,478,642)
Loans to Related Parties [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Balance as of 01-01-2017	39,211
Financing Cash Flows	31,680,253
Financing Cash Flows	(31,680,253)
Financing Cash Flows	(805,551)
Financing Cash Flows	(805,551)
Non-Cash Changes	767,325
Balance as of 12-31-2017	985
Other obligations [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Financing Cash Flows	(1,305,388)
Financing Cash Flows	(1,305,388)
Non-Cash Changes	$ 1,305,388